SEGMENT INFORMATION	12 Months Ended
Mar. 31, 2025
Segment Reporting [Abstract]
SEGMENT INFORMATION

NOTE 15 – SEGMENT INFORMATION

FASB ASC 280, “Segment Reporting” establishes standards for reporting information about reportable segments. Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker, or decision-making group (“CODM”), in deciding how to allocate resources and in assessing performance. The CODM evaluates revenues and gross profits based on product lines and routes to market. Based on our integration and Management strategies, we operate in one reportable segment which is vehicle manufacturing. There are no other significant reportable segments.